                                  United States
                       Securities and Exchange Commission
                               Washington, DC 20549


FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2003

Check here if amendment [x];   Amendment Number: 2
This Amendment (Check only one):
[ ]  is a restatement
[x]  adds new holdings entries

This Amendment includes securities holdings reported on the Form 13F filed pursuant to a request for confidential treatment and for which such request was withdrawn on February 10, 2004.

Institutional Investment Manager Filing this Report:

Name:                 UBS Securities LLC
Address:              677 Washington Boulevard
                      Stamford, CT 06901

13F File Number:  28-7346

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:             Jeffery H. Laska
Title:            Director
Phone:            (203) 719-6871

Signature, Place, and Date of Signing:

/s/ Jeffery H. Laska
Jeffery H. Laska
February 17, 2004
Stamford, Connecticut

Report Type (Check only one):

[x]  13F Holdings Report
[ ]  13F Notice
[ ]  13F Combination Report

Report Summary

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:   4

Form 13F Information Table Value Total:     $124,494   (thousands)

List of Other Included Managers:  NONE

          COLUMN 1              COLUMN 2      COLUMN 3  COLUMN 4           COLUMN 5      COLUMN 6  COLUMN 7            COLUMN 8
                                                                                         INVEST-
                                                                                          MENT                   VOTING AUTHORITY
           NAME OF                                        VALUE     SHRS OR SH/PRN PUT/  DISCRE-    OTHER
           ISSUER             TITLE OF CLASS   CUSIP      X$1000    PRN AMT        CALL   TION     MANAGERS     SOLE    SHARED  NONE
Dreyers Grand Ice Cream Inc       COM        261878102   $66,187    954,805   SH          SOLE                 954,805

Quintiles Transnational Corp      COM        748767100   $38,056  3,129,572   SH          SOLE               3,129,572

Taubman Ctrs Inc                  COM        876664103   $ 5,356    314,533   SH          SOLE                 314,533

Precise Software Solutions L      ORD        M41450103   $14,895    895,645   SH          SOLE                 895,645